Fair values of financial instruments not carried at fair value	6 Months Ended
Jun. 30, 2018
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value

5	Fair values of financial instruments carried at fair value
The accounting policies, control framework and hierarchy used to determine fair values at 30 June 2018 are consistent with those applied for the Annual Report and Accounts 2017, amended as per IFRS 9.

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2018
Assets
Trading assets	173,848	67,497	6,547	247,892
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	25,021	10,651	5,006	40,678
Derivatives	1,756	223,746	2,470	227,972
Financial investments	244,816	76,637	2,228	323,681
Liabilities
Trading liabilities	62,875	20,895	75	83,845
Financial liabilities designated at fair value	5,549	142,081	4,355	151,985
Derivatives	1,558	219,533	1,870	222,961

At 31 Dec 2017
Assets
Trading assets	181,168	101,775	5,052	287,995
Financial assets designated at fair value	24,622	3,382	1,460	29,464
Derivatives	1,017	216,357	2,444	219,818
Financial investments	227,943	104,692	3,432	336,067
Liabilities
Trading liabilities	62,710	117,451	4,200	184,361
Financial liabilities designated at fair value	4,164	90,265	—	94,429
Derivatives	1,635	213,242	1,944	216,821

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2018
Transfers from Level 1 to Level 2	12	233	2	1	42	—	—
Transfers from Level 2 to Level 1	13,163	5,143	—	128	2,261	—	138

	Assets				Liabilities
	Available for sale	Held for trading	Designated at fair value through profit or loss	Derivatives	Held for trading	Designated at fair value through profit or loss	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2017
Transfers from Level 1 to Level 2	2,231	1,507	—	—	35	—	—
Transfers from Level 2 to Level 1	11,173	1,384	—	—	683	—	—

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Fair value adjustments
Fair value adjustments are adopted when HSBC considers that there are additional factors that would be considered by a market participant that are not incorporated within the valuation model. HSBC classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The majority of these adjustments relate to GB&M. Movements in the level of fair value adjustments do not necessarily result in the recognition of profits or losses within the income statement. For example, as models are enhanced, fair value adjustments may no longer be required. Similarly, fair value adjustments will decrease when the related positions are unwound, but this may not result in profit or loss.

Global Banking and Markets fair value adjustments
	At
	30 Jun 2018		31 Dec 2017
	GB&M	Corporate Centre	GB&M	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	1,062	57	1,078	79
– bid-offer	439	3	413	5
– uncertainty	112	3	91	8
– credit valuation adjustment	410	46	420	59
– debit valuation adjustment	(144)	—	(82)	—
– funding fair value adjustment	226	5	233	7
– other	19	—	3	—
Model-related	(21)	3	92	13
– model limitation	(28)	3	92	6
– other	7	—	—	7
Inception profit (Day 1 P&L reserves)[1]	80	—	106	—
	1,121	60	1,276	92

1	See Note 7 on the Financial Statements on page 98.
Fair value adjustments decreased by $187m during 1H18. The most significant movement was an absolute reduction of $123m in respect of the model limitation adjustments following model enhancements and new positions which gave rise to an offsetting adjustment.
A description of HSBC’s risk-related and model-related adjustments is provided on pages 208 and 209 of the Annual Report and Accounts 2017.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value[1]	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	457	27	4,388	—	4,872	17	—	—	17
Asset-backed securities	1,022	1,223	4	—	2,249	—	—	—	—
Loans held for securitisation	—	—	50	—	50	—	—	—	—
Structured notes	—	3	—	—	3	58	4,355	—	4,413
Derivatives with monolines	—	—	—	75	75	—	—	—	—
Other derivatives	—	—	—	2,395	2,395	—	—	1,869	1,869
Other portfolios	749	5,294	564	—	6,607	—	—	1	1
At 30 Jun 2018	2,228	6,547	5,006	2,470	16,251	75	4,355	1,870	6,300
Private equity including strategic investments	2,012	38	1,458	—	3,508	20	—	—	20
Asset-backed securities	1,300	1,277	—	—	2,577	—	—	—	—
Loans held for securitisation	—	24	—	—	24	—	—	—	—
Structured notes	—	3	—	—	3	4,180	—	—	4,180
Derivatives with monolines	—	—	—	113	113	—	—	—	—
Other derivatives	—	—	—	2,331	2,331	—	—	1,944	1,944
Other portfolios	120	3,710	2	—	3,832	—	—	—	—
At 31 Dec 2017	3,432	5,052	1,460	2,444	12,388	4,200	—	1,944	6,144

1	Designated at fair value through profit or loss.
The basis for determining the fair value of the financial instruments in the table above is explained on page 210 of the Annual Report and Accounts 2017.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnote	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018		1,767	5,080	3,957	2,444	93	4,107	1,949

Total gains/(losses) recognised in profit or loss		253	228	245	126	(2)	(460)	(185)
– net income from financial instruments held for trading or managed on a fair value basis		—	228	—	126	(2)	—	(185)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		—	—	—	—	—	(460)	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	245	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income		253	—	—	—	—	—	—
– expected credit loss charges and other credit impairment charges		—	—	—	—	—	—	—
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	64	(201)	(92)	(56)	(2)	(72)	(34)
– financial investments: fair value gains/(losses)		57	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
– exchange differences		7	(201)	(98)	(62)	(2)	(72)	(36)
Purchases		242	4,032	1,202	—	2	46	—
New issuances		—	975	—	—	5	1,309	—
Sales		(24)	(1,212)	(98)	—	(4)	—	—
Settlements		(70)	(1,682)	(213)	137	—	(172)	317
Transfers out		(373)	(941)	(31)	(199)	(17)	(479)	(235)
Transfers in		369	268	36	18	—	76	58
At 30 Jun 2018		2,228	6,547	5,006	2,470	75	4,355	1,870
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2018		—	(47)	177	44	(5)	82	(111)
– net income from financial instruments held for trading or managed on a fair value basis		—	(47)	—	44	(5)	—	(111)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		—	—	—	—	—	82	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	177	—	—	—	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Available for sale	Held for trading	Designated at fair value through profit or loss	Derivatives	Held for trading	Designated at fair value through profit or loss	Derivatives
	Footnote	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2017		3,476	6,489	730	2,752	3,582	37	2,300
Total gains/(losses) recognised in profit or loss		329	(78)	43	(50)	103	(4)	39
– trading income/(expense) excluding net interest income		—	(78)	—	(50)	103	—	39
– net income/(expense) from other financial instruments designated at fair value		—	—	43	—	—	(4)	—
– gains less losses from financial investments		306	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions		23	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	(84)	62	4	99	82	1	62
– available-for-sale investments: fair value gains		(150)	—	—	—	—	—	—
– cash flow hedges: fair value gains		—	—	—	(30)	—	—	(38)
– exchange differences		66	62	4	129	82	1	100
Purchases		50	635	321	—	—	—	—
New issuances		—	—	—	—	977	—	—
Sales		(536)	(2,161)	(1)	—	(12)	—	—
Settlements		(10)	(297)	(28)	(53)	(433)	—	67
Transfers out		(470)	(35)	(2)	(164)	(271)	(33)	(425)
Transfers in		694	189	—	85	22	—	20
At 30 Jun 2017		3,449	4,804	1,067	2,669	4,050	1	2,063
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2017		23	28	23	(48)	228	—	106
– trading income/(expense) excluding net interest income		—	28	—	(48)	228	—	106
– net income/(expense) from other financial instruments designated at fair value		—	—	23	—	—	—	—
– loan impairment recoveries and other credit risk provisions		23	—	—	—	—	—	—

At 1 Jul 2017		3,449	4,804	1,067	2,669	4,050	1	2,063
Total gains/(losses) recognised in profit or loss		22	(110)	(150)	202	51	(1)	361
– trading income/(expense) excluding net interest income		—	(110)	—	202	51	—	361
– net income/(expense) from other financial instruments designated at fair value		—	—	(150)	—	—	(1)	—
– gains less losses from financial investments		7	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions		15	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	155	44	3	89	87	—	58
– available-for-sale investments: fair value gains		120	—	—	—	—	—	—
– cash flow hedges: fair value gains		—	(1)	3	7	—	—	3
– exchange differences		35	45	—	82	87	—	55
Purchases		150	868	806	2	5	—	23
New issuances		—	—	—	1	938	—	—
Sales		(403)	(1,060)	(129)	(8)	—	—	(12)
Settlements		(59)	(34)	(138)	(7)	(565)	—	(190)
Transfers out		(95)	(114)	(1)	(721)	(407)	—	(605)
Transfers in		213	654	2	217	41	—	246
At 31 Dec 2017		3,432	5,052	1,460	2,444	4,200	—	1,944
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2017		(7)	(138)	(169)	266	(345)	—	(503)
– trading income/(expense) excluding net interest income		—	(138)	—	266	(345)	—	(503)
– net income/(expense) from other financial instruments designated at fair value		—	—	(169)	—	—	—	—
– loan impairment recoveries and other credit risk provisions		(7)	—	—	—	—	—	—

1
Included in ‘Available-for-sale investments: fair value gains/(losses)’ for prior years and ‘financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of Levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
		Reflected in profit or loss		Reflected in other comprehensive income
		Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	Footnote	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities	1	320	(270)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value		344	(279)	—	—
Financial investments		48	(51)	15	(10)
At 30 Jun 2018		712	(600)	15	(10)

Derivatives, trading assets and trading liabilities	1	249	(202)	—	—
Financial assets and liabilities designated at fair value		68	(54)	—	—
Financial investments: available for sale		76	(40)	166	(132)
At 30 Jun 2017		393	(296)	166	(132)

Derivatives, trading assets and trading liabilities	1	372	(253)	—	—
Financial assets and liabilities designated at fair value		89	(74)	—	—
Financial investments: available for sale		53	(30)	128	(149)
At 31 Dec 2017		514	(357)	128	(149)

1	Derivatives, ‘trading assets and trading liabilities’ are presented as one category to reflect the manner in which these financial instruments are risk-managed.

Sensitivity of fair values to reasonably possible alternative assumptions by Level 3 instrument type
	Reflected in profit or loss		Reflected in other comprehensive income
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Private equity including strategic investments	357	(288)	—	—
Asset-backed securities	71	(40)	15	(10)
Loans held for securitisation	1	(1)	—	—
Structured notes	15	(12)	—	—
Derivatives with monolines	—	—	—	—
Other derivatives	200	(166)	—	—
Other portfolios	68	(93)	—	—
At 30 Jun 2018	712	(600)	15	(10)

Private equity including strategic investments	133	(91)	116	(86)
Asset-backed securities	38	(24)	41	(38)
Loans held for securitisation	1	(1)	—	—
Structured notes	10	(7)	—	—
Derivatives with monolines	1	(1)	—	—
Other derivatives	171	(127)	—	—
Other portfolios	39	(45)	9	(8)
At 30 Jun 2017	393	(296)	166	(132)

Private equity including strategic investments	142	(105)	117	(102)
Asset-backed securities	66	(39)	3	(39)
Loans held for securitisation	1	(1)	—	—
Structured notes	12	(9)	—	—
Derivatives with monolines	—	—	—	—
Other derivatives	249	(150)	—	—
Other portfolios	44	(53)	8	(8)
At 31 Dec 2017	514	(357)	128	(149)

The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval.
Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the table above reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The table below lists key unobservable inputs to Level 3 financial instruments, and provides the range of those inputs at 30 June 2018. The core range of inputs is the estimated range within which 90% of the inputs fall.
There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages 213 and 214 of the Annual Report and Accounts 2017.

Quantitative information about significant unobservable inputs in Level 3 valuations
		Fair value		Valuation technique	Key unobservable inputs
		Assets	Liabilities			Full range of inputs		Core range of inputs
	Footnotes	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments		4,872	17	See footnote 3	See footnote 3
Asset-backed securities		2,249	—
– CLO/CDO	1	336	—	Market proxy	Prepayment rate	2%	7%	2%	7%
			—	Market proxy	Bid quotes	0	102	72	100
– other ABSs		1,913	—	Market proxy	Bid quotes	0	107	56	97
Loans held for securitisation		50	—
Structured notes		3	4,413
– equity-linked notes		—	4,268	Model – option model	Equity volatility	7%	59%	11%	37%
				Model – option model	Equity correlation	19%	93%	34%	79%
– fund-linked notes		—	26	Model – option model	Fund volatility	5%	17%	5%	17%
– FX-linked notes		—	100	Model – option model	FX volatility	4%	21%	4%	11%
– other		3	19
Derivatives with monolines		75	—	Model – discounted cash flow	Credit spread	1%	4%	1%	4%
Other derivatives		2,395	1,869
– interest rate derivatives:
securitisation swaps		281	652	Model – discounted cash flow	Prepayment rate	6%	7%	6%	7%
long-dated swaptions		1,074	28	Model – option model	IR volatility	12%	35%	13%	33%
other		266	135
– FX derivatives
FX options		158	122	Model – option model	FX volatility	1%	26%	6%	10%
other		85	84
– equity derivatives
long-dated single stock options		305	380	Model – option model	Equity volatility	5%	82%	6%	60%
other		187	298
– credit derivatives
other		39	170
Other portfolios		6,607	1
– structured certificates		3,013	—	Model – discounted cash flow	Credit volatility	2%	4%	2%	4%
– EM corporate debt		39	—
– other	2	3,555	1
At 30 Jun 2018		16,251	6,300

Quantitative information about significant unobservable inputs in Level 3 valuations (continued)
		Fair value		Valuation technique
		Assets	Liabilities		Key unobservable inputs	Full range of inputs		Core range of inputs
	Footnotes	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments		3,508	20	See footnote 3	See footnote 3	n/a	n/a	n/a	n/a
Asset-backed securities		2,577
– CLO/CDO	1	520		Market proxy	Prepayment rate	2%	7%	2%	7%
				Market proxy	Bid quotes	0	101	6	53
– other ABSs		2,057		Market proxy	Bid quotes	0	103	34	98
Loans held for securitisation		24	—
Structured notes		3	4,180
– equity-linked notes		—	4,077	Model – option model	Equity volatility	7%	47%	14%	30%
		—		Model – option model	Equity correlation	33%	95%	45%	72%
– fund-linked notes		—	7	Model – option model	Fund volatility	6%	15%	6%	15%
– FX-linked notes		—	76	Model – option model	FX volatility	3%	20%	4%	13%
– other		3	20
Derivatives with monolines		113	—	Model – discounted cash flow	Credit spread	0.4%	3%	1%	3%
Other derivatives		2,331	1,944
– interest rate derivatives
securitisation swaps		285	806	Model – discounted cash flow	Prepayment rate	20%	90%	20%	90%
long-dated swaptions		1,244	66	Model – option model	IR volatility	8%	41%	15%	31%
other		302	145
– FX derivatives
FX options		86	83	Model – option model	FX volatility	0.7%	50%	5%	11%
other		135	129
– equity derivatives
long-dated single stock options		158	359	Model – option model	Equity volatility	7%	84%	15%	44%
other		96	329
– Credit derivatives
Other		25	27
Other portfolios		3,832	—
– structured certificates		3,014	—	Model – discounted cash flow	Credit volatility	2%	4%	2%	4%
– EM corporate debt		85	—	Market proxy	Bid quotes	100	100	100	100
– other	2	733	—
At 31 Dec 2017		12,388	6,144

1	Collateralised loan obligation/collateralised debt obligation.

2	’Other’ includes a range of smaller asset holdings.

3	See notes on page 213 of the Annual Report and Accounts 2017.

6	Fair values of financial instruments not carried at fair value
The bases for measuring the fair values of loans and advances to banks and customers, financial investments, deposits by banks, customer accounts, debt securities in issue, subordinated liabilities and non-trading repurchase and reverse repurchase agreements are explained on pages 215 and 216 of the Annual Report and Accounts 2017.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2018		At 31 Dec 2017
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	83,924	83,902	90,393	90,391
Loans and advances to customers	973,443	974,646	962,964	964,205
Reverse repurchase agreements – non-trading	208,104	208,156	201,553	201,538
Financial investments – at amortised cost	62,755	61,930	52,919	54,087
Liabilities
Deposits by banks	64,792	64,791	69,922	69,892
Customer accounts	1,356,307	1,356,275	1,364,462	1,364,625
Repurchase agreements – non-trading	158,295	158,303	130,002	129,996
Debt securities in issue	81,708	81,970	64,546	65,138
Subordinated liabilities	22,604	26,417	19,826	24,095

Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value.